SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Schedule of Stock Option Activity
	Year ended December 31
	2019		2018
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		$		$
Outstanding at Beginning of year	854,656	2.53	331,660	4.03
Granted	-	-	568,500	2.00
Exercised	(47,644)	0.1	-	-
Canceled and forfeited	(242,815)	1.93	(45,504)	6.84
Outstanding at end of year	564,197	2.64	854.656	2.53
Exercisable at end of year	315,822	3.32	291,156	3.44

Schedule of Stock-Based Compensation and Warrants Charge
	Year ended December 31,
	2019	2018
	$	$
Cost of revenues	66	116
Research and development expenses	31	54
Selling and marketing expenses	29	52
General and administrative expenses	18	35

	144	257

Schedule of Options Outstanding and Exercisable
Options outstanding				Options Exercisable
Range of exercise price	Number outstanding as of December 31, 2019	Weighted average remaining contractual life (years)	Weighted average exercise price	Aggregate intrinsic value	Number outstanding as of December 31, 2019	Weighted average remaining contractual life (years)	Weighted average exercise price	Aggregate intrinsic value
$			$	$			$	$
0.00-2.00	408,549	7.34	1.46	84,940	160,174	7.34	0.54	84,940
3.00-5.00	121,648	4.34	4.15	-	121,648	4.34	4.15	-
7.00-10.00	34,000	3.75	8.75	-	34,000	3.75	8.75	-
	564,197	6.41	2.16	84,940	315,822	5.71	2.82	84,940

Schedule of Non-vested Option Activity
	Options	Weighted– average grant-date fair value
Non-vested as of December 31, 2018	563,500	1.90
Granted	-	-
Vested	(72,310)	2.00
Forfeited and canceled	(242,815)	1.86
Non-vested as of December 31, 2019	248,375	1.92